Equity	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Notes to Financial Statements
Note 9 - EQUITY

For the Three Months Ended June 30, 2013:

Warrants

As discussed in Note 4, along with the note payable, the Company issued warrants to purchase 49,230,769 shares of common stock to Asher Enterprise Inc. The warrants expire 5 years after issuance and have an exercise price of $0.0000325. The exercise price can adjust downward if the Company issues common stock at a price per share lower than the current exercise price.

On June 5, 2013, Asher Enterprises exercised 26,373,626 warrants for common stock. Instead of paying cash to the Company, Asher Enterprises forfeited the remaining 22,857,143 warrants as consideration given to exercise the warrants. The following table summarizes the Company’s warrant activity for the three months ended June 30, 2013:

	Number of Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at March 31, 2013	49,230,769	$0.00	4.59	$52,554
Exercises	(26,373,626)	0.00	-	-
Forfeitures	(22,857,143)	0.00	-	-
Outstanding at June 30, 2013	-	$-	-	$-

Common Shares issued for convertible notes:

During the three months ended June 30, 2013, convertible debts of $48,145 along with accrued interest of $640 were converted into 465,589,979 common shares. See Note 4.

Conversion of Preferred Stock into Common Stock

On May 1, 2103, Tal L Kapelner converted 10,000 shares of preferred stock series B into 100,000,000 common shares.

For the Year Ended March 31, 2013:

Shares issued for convertible notes:

During the year ended March 31, 2013, convertible debts of $132,905 along with accrued interest of $4,600 were converted into 637,664,432 common shares. See Note 5.

Shares issued for services:

During the year ended March 31, 2013, the Company issued 331,197,000 shares of common stock to employees and third party consultants as compensation. The fair value of the shares was determined to be $254,340.

Shares issued for cash

During the year ended March 31, 2013, the Company issued 70,000,000 shares for cash totaling $35,000.

Warrants Issued

As discussed in Note 4, along with the note payable, the Company issued warrants to purchase 49,230,769 shares of common stock to Asher Enterprise Inc. The warrants expire 5 years after issuance and have an exercise price of $0.0000325. The exercise price can adjust downward if the Company issues common stock at a price per share lower than the current exercise price.  See discussion in Note 4 and 7. These are the only outstanding and exercisable warrants the Company has. The weighted average exercise price is $0.0000325, and the weighted average remaining term is 4.59 years. As of March 31, 2013, the warrants had an intrinsic value of $52,554.

For the Year Ended March 31, 2012:

Preferred Stock Conversion

In July and August 2011, certain Series B preferred stock holders converted 8,500 such shares into 17,000,000 common shares.

On July 7, 2011, the Company modified the February 3, 2011 Share Exchange Agreement and agreed to assume $100,000 in new debt which is shown as a reduction of our Paid-In Capital. The note was converted into 10,000 shares of Series B Preferred Stock during the fiscal year ended March 31, 2012.

Shares issued for services

On September 14, 2011, the Company issued 2.75 million common shares to a consulting company for services fair valued at $26,675.

On December 2, 2011, the Company issued 44.5 million common shares to its employees and various consulting companies with fair value totaling $151,300.

In February, 2012, a shareholder of the Company transferred 10 million shares to another individual for settling a lawsuit and valued at $69,000.

Shares issued for convertible notes

During the year ended March 31, 2012, $2,178 of convertible debts were converted into 217.8 million common shares.